Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Salaries and social welfare payables	$ 3,769	$ 1,109
Other taxes payables	5,651	1,031
Rental payables	259	211
Accrued legal and professional expenses	1,175	790
Accrued travelling and entertainment expenses	411	164
Others	533	351
Total	$ 11,798	$ 3,656